Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 29 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH
  The Principal Financial Group      Jones & Blouch, L.L.P.
  Des Moines, Iowa 50392             Suite 405 West
                                     1024 Thomas Jefferson Street, N.W.
                                     Washington, DC 20007-0805


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      _XX__   on December 15, 2003 pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

      _XX__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of November, 2003.


                                       Principal Investors Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                      Date


/s/ R. C. Eucher
_____________________________      Director, President and    November 24, 2003
R. C. Eucher                       Chief Executive Officer    __________________
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               November 24, 2003
L. D. Zimpleman                    Chairman of the Board      __________________


/s/ J. R. Brown
_____________________________      Vice President and         November 24, 2003
J. R. Brown                        Chief Financial Officer    __________________
                                   (Principal Accounting
                                   Officer)

   (J. E. Aschenbrenner)*
_____________________________      Director                   November 24, 2003
J. E. Aschenbrenner                                           __________________


   (J. D. Davis)*
_____________________________      Director                   November 24, 2003
J. D. Davis                                                   __________________


   (P. A. Ferguson)*
_____________________________      Director                   November 24, 2003
P. A. Ferguson                                                __________________


   (R. W. Gilbert)*
_____________________________      Director                   November 24, 2003
R. W. Gilbert                                                 __________________


   (W. C. Kimball)*
_____________________________      Director                   November 24, 2003
W. C. Kimball                                                 __________________


   (B. A. Lukavsky)*
_____________________________      Director                   November 24, 2003
B. A. Lukavsky                                                __________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included